Cash and Restricted Cash (Details Narrative) $ in Thousands, $ in Thousands	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 697		$ 669
Corporate Credit Card [Member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	55		55
Foreign Exchange Facility [Member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 642		$ 614
Foreign Exchange Facility [Member] | United States of America, Dollars
Statement Line Items [Line Items]
Restricted cash and cash equivalents		$ 500,000		$ 500,000